Operating Lease Liabilities (Tables)	6 Months Ended
Jun. 30, 2022
Operating Lease Liabilities [Abstract]
Maturity Analysis of The Undiscounted Cash Flows of The Company's Operating Lease Liabilities
A maturity analysis of the annual undiscounted cash flows of the Company’s operating lease liabilities as of December 31, 2021, and June 30, 2022, is presented in the following table:

	December 31, 2021	June 30, 2022

	(in thousands)
One year	$398	$227
Two years	181	228
Three years	181	1,421
Four years	181	1,100
Five years	—	1,729

Total undiscounted operating lease commitments	$941	$4,705
Less: Discount adjustment	(38)	(397)

Total operating lease liabilities	903	4,308
Less: current portion	(381)	(211)

Operating lease liabilities, non-current portion	$522	$4,097